Non-Controlling Interests (Details Textual) - USD ($)		12 Months Ended
	Nov. 09, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 27, 2018	Oct. 17, 2017
CLPS Beijing [Member]
Non-Controlling Interests (Textual)
Non-controlling shareholders' contribution				$ 46,919
Ownership percentage in the acquired company		100.00%
CLPS Beijing [Member] | Qiner [Member]
Non-Controlling Interests (Textual)
Ownership percentage in the acquired company					30.00%
CLPS Beijing [Member] | CLPS Shanghai [Member]
Non-Controlling Interests (Textual)
Ownership percentage in the acquired company					70.00%
CLPS RC [Member]
Non-Controlling Interests (Textual)
Company paid to acquire non-controlling interest				6,987
Carrying value of the non-controlling interest amount				$ 5,199
CLPS Hong Kong [Member]
Non-Controlling Interests (Textual)
Non-controlling shareholders' contribution			$ 6,438
Judge China [Member]
Non-Controlling Interests (Textual)
Non-controlling shareholders' contribution	$ 290,994
Ownership percentage in the acquired company	60.00%
JQ [Member]
Non-Controlling Interests (Textual)
Non-controlling shareholders' contribution		$ 70
Ownership percentage in the acquired company						55.00%
JL [Member]
Non-Controlling Interests (Textual)
Ownership percentage in the acquired company						100.00%
Judge HR [Member]
Non-Controlling Interests (Textual)
Ownership percentage in the acquired company	70.00%